EMPLOYEE BENEFITS (Details Narrative)					12 Months Ended
	Jul. 02, 2021 USD ($)	Jul. 02, 2021 ILS (₪)	Jul. 01, 2021 USD ($)	Jul. 01, 2021 ILS (₪)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($)	Jul. 02, 2021 ILS (₪)
Retirement Benefits [Abstract]
Employee benefit plan, percentage					8.33%
Chief officer options	$ 6,250	₪ 20,000	$ 6,250	₪ 20,000	$ 1,940,385
Chief officer options shares | shares					9,093,597
Option expenses recognized					$ 485,096
Success bonus					1.50%
Bonus						$ 10,000,000
Revenues percentages						1.00%
Accumulated revenues						$ 20,000,000
Accumulated Revenue cost	500,000				$ 1,000,000
Additional revenues	3,125						₪ 10,000
Fees for management	$ 22,500						₪ 72,000
Management fees percentage	50.00%	50.00%